Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Loss before income tax expenses	(913,824)	(928,660)	(392,589)
Income tax expenses computed at applicable tax rates of 25%	(228,456)	(232,165)	(98,147)
Non-deductible and super deduction expenses	(3,490)	(8,013)	(40,711)
Effect of tax holidays and preferential tax rates	130,296	64,029	22,595
Change in valuation allowance	101,650	176,149	118,703
Income tax expenses	—	—	2,440

Schedule of Components of Deferred Income Tax	The components of deferred taxes are as follows

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Accrued expenses	13,270	6,511
Advertising expenses carry-forwards	87,600	58,288
Net operating loss carry-forwards	285,018	525,305
Total deferred tax assets	385,888	590,104
Less: valuation allowance	(385,888)	(504,591)
Deferred tax assets, net	—	85,513
Deferred tax liabilities
Deferred costs	—	(87,954)
Total deferred tax liabilities	—	(87,954)